Rule 497(e)

Registration Nos. 333-143964 and 811-21944

FIRST TRUST EXCHANGE-TRADED FUND II
(the “Trust”)

FIRST TRUST INTERNATIONAL IPO ETF
(the “Fund”)

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 1, 2018, AND
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2018,
AS PREVIOUSLY SUPPLEMENTED ON MAY 8, 2018 AND MAY 22, 2018

DATED JANUARY 2, 2019

Notwithstanding anything to the contrary in the Fund’s Prospectus or Statement of Additional Information, the Fund’s name is changed to “First Trust International Equity Opportunities ETF.”

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE